SHARE CAPITAL (Details Narrative)		3 Months Ended			9 Months Ended		12 Months Ended
	Mar. 22, 2021 CAD ($) shares	Sep. 30, 2023 CAD ($) shares	Dec. 31, 2022 CAD ($)	Sep. 30, 2022 CAD ($)	Sep. 30, 2023 CAD ($) shares	Sep. 30, 2022 CAD ($)	Dec. 31, 2022 CAD ($) shares
IfrsStatementLineItems [Line Items]
Number of shares issued | shares		8,000,000			8,000,000
Shares issued for financing					$ 10,856,166
Share issue related cost					1,786,980	$ 5,122
Proceeds from issuing shares					9,069,186
Shares issued for financing - ATM					1,748,946
Share issue costs					222,136
Proceeds from issue of shares					$ 1,526,810		$ 82,048
Exercise of warrants			$ 12,943			74,227	87,170
Issuance costs							$ 5,122
Number of share options granted in share-based payment arrangement | shares					0
Adjustments for share-based payments					$ 1,808,302	2,450,649
Warrants issued | shares	1,200,000
Warrants held in escrow | shares	900,000
Weighted average remaining contractual life of outstanding share options					9 months 29 days		5 months 19 days
Top of range [member]
IfrsStatementLineItems [Line Items]
Revenue on acquisition	$ 2,000,000
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Revenue on acquisition	$ 6,000,000
Common shares [member]
IfrsStatementLineItems [Line Items]
Shares issued for financing - ATM, shares | shares					650,729
Common stock 1 [member]
IfrsStatementLineItems [Line Items]
Number of shares exercise | shares							16,538
Number of stock issued for exercise of options | shares							12,500
Stock issued during period value exercise of options							$ 26,875
Restricted share units | shares							1,072,595
Restricted stock units [member]
IfrsStatementLineItems [Line Items]
Number of shares vested | shares					928,935
Share-based payment expense		$ 797,667		$ 1,604,127	$ 1,686,708	2,290,874
Stock options [member]
IfrsStatementLineItems [Line Items]
Adjustments for share-based payments		$ (8,843)		$ 26,981	$ 121,594	$ 159,775